Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			37,208
Cash, FDIC Insured Amount			$ 250,000
Securities Held In Trust Account Maturity Period			less than 180 days
Contingent Effect Of Warrants To Purchase Ordinary Shares			9,200,000
Contingent Effect Of Unit Purchase Options To Purchase Units			900,000
Reserve For Obsolete Inventory			0	0
Advertising Expense			383,000	255,000
Shipping and Handling Revenue			7,000,000	5,900,000
Debt Conversion, Converted Instrument, Warrants or Options Issued	200,000		200,000
Outstanding common stock of Andina Acquisition share			3,647,529
Weighted Average Number of Shares Outstanding, Basic, Total	24,242,315	20,567,141	20,677,067	20,567,141
Contingent Effect Of Warrants To Purchase Ordinary Shares			9,200,000
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			37,208
Unbilled Receivables, Current	15,000,000		12,000,000
Allowance for Doubtful Accounts Receivable, Current	273,000		403,000	273,000	169,000
Inventory Valuation Reserves	1,410,000		1,438,000	0
COLOMBIA
Significant Accounting Policies [Line Items]
Value Added Tax Rate			16.00%
Sales Tax Rate			0.70%
Ordinary Shares [Member]
Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			0	0
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount			0	0
IPO [Member]
Significant Accounting Policies [Line Items]
Warrant issued			4,200,000
Adjustments to Additional Paid in Capital, Warrant Issued	4,200,000
Private Placement [Member]
Significant Accounting Policies [Line Items]
Warrant issued			4,800,000
Adjustments to Additional Paid in Capital, Warrant Issued	$ 4,800,000